Financial Instruments (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 80,807	$ 282,509
Long-term investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	50,000	166,668
Long-term investments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	30,807	115,841
Long-term investments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets